Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	Telesat Canada
Entity Central Index Key	0001465191
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Incorporation State Country Code	A6
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Shell Company Report	false
Entity Ex Transition Period	false
Common Stock [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	74,252,460
Director Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,000
Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	7,034,444
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	38,477,137